Lease Transactions (Component of Direct Financing Lease Transactions) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,193,360
Adjustments:
Discounted unguaranteed residual value	15,515
Initial direct cost on direct financing leases	29,562
Deferred selling profit	(364,206)
Net investment in direct financing leases	¥ 1,874,231